Simplify US Small Cap PLUS Downside Convexity ETF
Schedule of Investments
March 31, 2023 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 99.5%
iShares Core S&P Small-Cap ETF(a)(b)
(Cost $3,743,302) ........................................................... 34,463 $ 3,332,572
Number of
Contracts Notional Amount
Purchased Options – 0.2%
Puts – Exchange-Traded – 0.2%
S&P 500 Mini Index, April Strike Price $396, Expires 4/21/23 ............. 11 $ 435,600 2,282
S&P 500 Mini Index, May Strike Price $363, Expires 5/19/23 ............. 36 1,306,800 4,860
7,142
Total Purchased Options (Cost $28,162) ........................................................... 7,142
Shares
Money Market Funds – 0.4%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.41%(c)
(Cost $14,586) .............................................................. 14,586 14,586
Total Investments – 100.1%
(Cost $3,786,050) ........................................................................... $ 3,354,300
Liabilities in Excess of Other Assets – (0.1)% ....................................................... (3,187)
Net Assets – 100.0% .......................................................................... $ 3,351,113
Number of
Contracts Notional Amount
Written Option – (0.1)%
Puts – Exchange-Traded – (0.1)%
S&P 500 Mini Index, May Strike Price $345, Expires 5/19/23
(Premiums Received $11,211) ................................... (36) (1,242,000) $ (2,520)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $2,030,700 have been pledged as collateral for options as of March 31, 2023.
(c) Rate shown reflects the 7-day yield as of March 31, 2023.
Summary of Investment Type
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 99.5%
Purchased Options ............................................................................... 0.2%
Money Market Funds ............................................................................. 0.4%
Total Investments ................................................................................ 100.1%
Liabilities in Excess of Other Assets .................................................................. (0.1)%
Net Assets ..................................................................................... 100.0%